RELATED PARTY TRANSACTIONS, Promissory Note, Administrative Support Agreement and Related Party Loans (Details) - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Repayment of advances		$ 2,279
Proceeds from promissory note		249,598
Repayment of promissory note		250,000
Promissory Note [Member]
Related Party Transactions [Abstract]
Proceeds from promissory note		250,000
Sponsor [Member] | Advances [Member]
Related Party Transactions [Abstract]
Related party transaction		2,279
Repayment of advances		2,279
Sponsor [Member] | Promissory Note [Member]
Related Party Transactions [Abstract]
Repayment of promissory note		250,000
Sponsor or an Affiliate of the Sponsor, or Certain of the Company's Officers and Directors [Member] | Working Capital Loans [Member]
Related Party Transactions [Abstract]
Related party transaction	$ 2,000,000	$ 2,000,000
Share price (in dollars per share)	$ 1.00	$ 1.00